NOTES PAYABLE (Narrative) (Details)	Jan. 31, 2018 USD ($)	Jan. 26, 2018 USD ($)	Jan. 26, 2018 CNY (¥)	Dec. 22, 2017 USD ($)	Dec. 22, 2017 CNY (¥)	Jul. 31, 2017 USD ($)
Note payable	$ 465,197					$ 0
Zheng Yong [Member]
Note payable				$ 50,608	¥ 318,023
Debt Instrument, Interest Rate, Stated Percentage				4.75%	4.75%
Hubei Henghao Real Estate Development Co. LTD [Member]
Note payable		$ 413,743	¥ 2,600,000
Debt Instrument, Interest Rate, Stated Percentage		4.75%	4.75%